SIGNIFICANT TRANSACTIONS - Net income from discontinued operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SIGNIFICANT TRANSACTIONS
Revenues from contracts with customers	$ 237,835,325	$ 287,661,057	$ 420,438,539
Cost of sales	(155,095,436)	(184,384,992)	(263,035,619)
Changes in the net realizable value of agricultural products after harvest	346,277	1,540,776	2,385,069
Research and development expenses	(11,033,441)	(9,455,598)	(8,372,532)
Selling, general and administrative expenses	(71,227,886)	(93,701,345)	(96,974,913)
Other income or expenses, net	(24,198,391)	7,380,799	(1,539,458)
Operating profit /(loss)	(23,408,855)	6,597,696	52,134,710
Financial cost	(39,923,224)	(25,078,507)	(24,809,708)
Other financial results	(12,148,207)	(28,036,711)	(5,069,215)
Loss before income tax	(75,480,286)	(46,517,522)	22,255,787
Income tax	(6,957,743)	(2,618,488)	(6,603,649)
Loss for the year from discontinued operations	(199,719)	(9,709,243)	(8,363,155)
Discontinued operations
SIGNIFICANT TRANSACTIONS
Cost of sales		(19,039,880)	(15,186,193)
Assets subject to foreclosure
SIGNIFICANT TRANSACTIONS
Revenues from contracts with customers	24,253,498	45,682,930	44,390,009
Cost of sales	(7,900,947)	(19,039,880)	(15,186,193)
Changes in the net realizable value of agricultural products after harvest		(428)
Research and development expenses	(3,577,786)	(5,459,224)	(8,810,509)
Selling, general and administrative expenses	(12,779,498)	(29,412,227)	(26,715,997)
Other income or expenses, net	129,029	(604,829)	40,903
Operating profit /(loss)	124,296	(8,833,658)	(6,281,787)
Financial cost	(361,892)	(3,760,311)	(2,061,990)
Other financial results	243,043	1,539,854	(2,844,412)
Loss before income tax	5,447	(11,054,115)	(11,188,189)
Income tax	(205,166)	1,344,872	2,825,034
Loss for the year from discontinued operations	$ (199,719)	$ (9,709,243)	$ (8,363,155)